INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax and social contribution income (expense)
Current	R$ (899,460)	R$ (1,300,719)	R$ (1,036,262)
Deferred	1,094,263	1,305,927	403,544
Global Minimum taxation - Pillar 2	(22,011)
Total	R$ 172,792	R$ 5,208	R$ (632,718)